Retirement benefits obligations	6 Months Ended
Jun. 30, 2026
Retirement benefits obligations
Retirement benefits obligations

15. Retirement benefits obligations

The amounts recognized in the statements of profit or loss are as follows:

	For the three months		For the six months
	ended June 30,		ended June 30,
	2026	2025	2026	2025
Current service cost	(17,268)	(7,521)	(34,536)	(15,043)
Interest cost	(16,659)	(5,399)	(33,319)	(10,799)
Interest income	15,452	4,861	30,904	9,721
Company pension amount (note 19)	(18,475)	(8,059)	(36,951)	(16,121)

The Group’s pension costs recognized in the statement of loss for the three-month and the six-month period ended June 30, 2026, amounted to CHF 18,475 and CHF 36,951, respectively (CHF 8,059 and CHF 16,121 for the three-month and the six-month period ended June 30, 2025).

The amounts recognized in the balance sheet are determined as follows:

	June 30, 2026	December 31, 2025
Defined benefit obligation	(5,096,588)	(5,126,017)
Fair value of plan assets	4,911,741	4,754,409
Retirement benefit obligation	(184,847)	(371,608)

Retirement benefit obligation decreased by CHF 0.2 million as of June 30, 2026 compared to December 31, 2025, primarily due to an actuarial gain arising from experience adjustments recorded in Other Comprehensive Income.